Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Prepaid Expenses and Other Current Assets

The following table sets forth the composition of the Company’s prepaid expenses and other current assets at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Employee and other advances	$47,671	$33,930
Security deposits	10,000	10,000
Sponsorship agreements	134,000	–
Miscellaneous, other	–	3,000
Total prepaid expenses and other current assets	$191,671	$46,930

The following table sets forth the composition of the Company’s prepaid expenses at December 31, 2010 and 2009:

	2010	2009

Short-term security deposit	$10,000	$10,000
Employee and other advances	33,930	26,386
Sponsorship agreement	—	100,000
Miscellaneous, other	3,000	1,500
Total prepaid assets	$46,930	$137,886